Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

A summary of discontinued operations follows (in thousands):

	Year ended December 31,
	2013	2012	2011
Revenues	$968,257	$1,461,509	$1,487,226
Salaries, wages and benefits	479,125	705,211	706,559
Supplies	65,454	97,362	92,911
Rent	113,891	140,694	136,606
Other operating expenses	335,138	456,586	435,726
Other (income) expense	197	387	36
Impairment charges	10,632	1,903	55,727
Depreciation	28,183	41,418	38,689
Interest expense	52	71	78
Investment income	(42)	(71)	(44)
	1,032,630	1,443,561	1,466,288
Income (loss) from operations before income taxes	(64,373)	17,948	20,938
Provision (benefit) for income taxes	(25,331)	7,044	8,114
Income (loss) from operations	(39,042)	10,904	12,824
Loss on divestiture of operations, net of income taxes	(83,887)	(4,745)	–
Income (loss) from discontinued operations	(122,929)	6,159	12,824
Loss attributable to noncontrolling interests	233	339	157
	$(122,696)	$6,498	$12,981

Discontinued Operations Data by Business Segment

The following table sets forth certain discontinued operations data by business segment (in thousands):

	Year ended December 31,
	2013	2012	2011
Revenues:
Hospital division	$246,925	$340,295	$278,523
Nursing center division	721,332	1,121,214	1,208,703
	$968,257	$1,461,509	$1,487,226
Operating income (loss):
Hospital division	$30,911	$40,508	$(4,944)
Nursing center division	46,800	159,552	201,211
	$77,711	$200,060	$196,267
Rent:
Hospital division	$11,926	$17,236	$13,314
Nursing center division	101,965	123,458	123,292
	$113,891	$140,694	$136,606
Depreciation:
Hospital division	$12,283	$15,343	$13,195
Nursing center division	15,900	26,075	25,494
	$28,183	$41,418	$38,689

Net Assets Held for Sale

A summary of the net assets held for sale follows (in thousands):

	December 31,
	2013	2012
Long-term assets:
Property and equipment, net	$19,504	$4,126
Other	1,474	5
	20,978	4,131
Current liabilities (included in other accrued liabilities)	(81)	–
	$20,897	$4,131